Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2019
Document Effective Date	Sep. 30, 2019
Prospectus Date	Feb. 28, 2019
Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSHXX
Money Market Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MMRXX
Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MMNXX
Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MIOXX
Money Market Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPUXX
Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVSXX
Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MANXX